Long-Term Debt (Summary of Aggregate Maturities of Long-Term Debt) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Debt Disclosure [Abstract]
2015	$ 0
2016	0
2017	0
2018	0
2019	0
Thereafter	30,500,000
Total	$ 30,500,000	$ 13,000,000